N-4	Jun. 07, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Jun. 10, 2024
Amendment Flag	false
Ongoing Fees and Expenses [Table Text Block]

Important Information You Should Consider About Your Contract – Fees and Expenses. The minimum annual fee stated in the Minimum and Maximum Annual Fee Table is changed from 0.40% to 0.25%. As such, the following line item replaces the current line item beginning June 17, 2024.

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25%	1.40%

Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.40%
Item 4. Fee Table [Text Block]

Fee Tables – Annual Contract Expenses. The following entry is added to the Annual Contract Expenses Table under Optional Benefit Expenses and will apply to new Contracts purchased on and after June 17, 2024.

All Share Classes
Guarantee of Principal Death Benefit-*
Guaranteed Maximum Annual Charge	1.40%
Current Annual Charge	0.25%

*For all Contracts purchased after June 17, 2024, we will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.

Annual Contract Expenses [Table Text Block]
All Share Classes
Guarantee of Principal Death Benefit-*
Guaranteed Maximum Annual Charge	1.40%
Current Annual Charge	0.25%

*For all Contracts purchased after June 17, 2024, we will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	1.40%
Optional Benefit Expense, Footnotes [Text Block]	For all Contracts purchased after June 17, 2024, we will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.
Item 10. Benefits Available (N-4) [Text Block]

Benefits Available Under the Contract –The following entry is added to the Benefits Available Under the Contract table under Optional Benefits – Available for Election:

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals	1.40%	• Not available if age 86 or older at the time issuance. • Withdrawals could significantly reduce the benefit. • Additional Purchase Payments may be subject to restrictions.

Benefits Available Under the Contract – Death Benefits. The following section is added to the Death Benefits section of the prospectus:

Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is available beginning June 17, 2024, and provides a Death Benefit equal to the greater of:

●	current Contract Value as of the Valuation Date we approve the payment of the claim; or
●	the sum of all Purchase Payments decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage) in same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payment amounts on dollar for dollar basis.

For example, assume an initial deposit into the Contract of $10,000, and no withdrawals have been taken. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000.

In a declining market, withdrawals deducted in the same proportion that withdrawals may reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any.

Availability. The Guarantee of Principal Death Benefit is available for both qualified and nonqualified contracts purchased on and after June 17, 2024, and can only be elected at the time the Contract is purchased. If elected, the rider will be effective on the Contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 86 at the time of issuance.

The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate:

1.	on the annuity Commencement Date;
2.	on the date the Lifetime Income Period begins under i4LIFE® Advantage;
3.	upon payment of a Death Benefit; or
4.	at any time the Annuitant is changed, except when a surviving spouse elects to continue the Contract as the new Contractowner without taking the increase in Contract Value, as described below.

If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner in one of two ways:

•	Continue the Contract – No Increase in Contract Value: The surviving spouse may elect to continue the Contract as the new Contractowner without taking an increase in Contract Value, and the spouse may continue the Guarantee of Principal Death Benefit with no change in the way it is calculated. The rider charge rate that was in effect immediately prior to the death will continue to apply.
•	Continue the Contract – Increase in Contract Value: The surviving spouse may elect to continue the Contract as the new Contractowner and elect to have a portion of the Death Benefit credited to the Contract and increase the Contract Value. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will terminate, and the spouse will have the Contract Value Death Benefit.

If this rider is attached to a Contract used with a qualified contract, the Contractowner may not sell or assign the rider other than to the Annuitant, nor may it be discounted or pledged as collateral for a loan or as a security for the performance of an obligation or any other purpose. If the rider is attached to a Contract used with a non-qualified contract, the Contractowner may assign some or all rights under the rider if a request has been in our Servicing Office in Good Order. We will not consent if the assignment would violate or result in noncompliance with any applicable New York state or federal law or regulation.  We assume no responsibility for the validity or tax consequences of any assignment.

Death Benefits - General Death Benefit Information – The second paragraph of this section is deleted and restated as follows:

If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay a Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect as described above.

Benefits Available Under the Contract – i4LIFE® Advantage. The following paragraph has been added to this section:

When you elect i4LIFE® Advantage, you will receive a Death Benefit. For Contracts purchased on and after June 17, 2024, the Guarantee of Principal Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Death Benefit rider must be elected at the time the Contract is purchased, regardless of when i4LIFE® Advantage is elected. An additional charge for i4LIFE® Advantage will apply. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefit.

A new line item is added to the Access Period table for contracts purchased on and after June 17, 2024:

The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:

	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage with the Guarantee of Principal Death Benefit	Longer of 20 years or the difference between your current age and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts

i4LIFE® Advantage Death Benefit – The following paragraph is added to this section immediately after i4LIFE® Advantage Account Value Death Benefit:

i4LIFE® Advantage Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is available in conjunction with i4LIFE® Advantage if your Contract is purchased on and after June 17, 2024, however, the Guarantee of Principal Death Benefit must be elected at the time the Contract is purchased, regardless of when i4LIFE® Advantage is elected. Refer to the description of Guarantee of Principal Death Benefit in the Death Benefit section of this prospectus. All other provisions of this section will apply to Guarantee of Principal Death Benefit with i4LIFE® Advantage.

The Termination section is deleted and restated as follows:

Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the base contract expense for the Account Value Death Benefit will resume. If you have elected the Guarantee of Principal Death Benefit, that charge will remain. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.

For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.

Benefits Available [Table Text Block]
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals	1.40%	• Not available if age 86 or older at the time issuance. • Withdrawals could significantly reduce the benefit. • Additional Purchase Payments may be subject to restrictions.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	1.40%
Optional Benefit Expense, Footnotes [Text Block]	For all Contracts purchased after June 17, 2024, we will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.
Operation of Benefit [Text Block]

Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is available beginning June 17, 2024, and provides a Death Benefit equal to the greater of:

●	current Contract Value as of the Valuation Date we approve the payment of the claim; or
●	the sum of all Purchase Payments decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage) in same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payment amounts on dollar for dollar basis.

For example, assume an initial deposit into the Contract of $10,000, and no withdrawals have been taken. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000.

In a declining market, withdrawals deducted in the same proportion that withdrawals may reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any.

Availability. The Guarantee of Principal Death Benefit is available for both qualified and nonqualified contracts purchased on and after June 17, 2024, and can only be elected at the time the Contract is purchased. If elected, the rider will be effective on the Contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 86 at the time of issuance.

The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate:

1.	on the annuity Commencement Date;
2.	on the date the Lifetime Income Period begins under i4LIFE® Advantage;
3.	upon payment of a Death Benefit; or
4.	at any time the Annuitant is changed, except when a surviving spouse elects to continue the Contract as the new Contractowner without taking the increase in Contract Value, as described below.

If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner in one of two ways:

•	Continue the Contract – No Increase in Contract Value: The surviving spouse may elect to continue the Contract as the new Contractowner without taking an increase in Contract Value, and the spouse may continue the Guarantee of Principal Death Benefit with no change in the way it is calculated. The rider charge rate that was in effect immediately prior to the death will continue to apply.
•	Continue the Contract – Increase in Contract Value: The surviving spouse may elect to continue the Contract as the new Contractowner and elect to have a portion of the Death Benefit credited to the Contract and increase the Contract Value. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will terminate, and the spouse will have the Contract Value Death Benefit.

If this rider is attached to a Contract used with a qualified contract, the Contractowner may not sell or assign the rider other than to the Annuitant, nor may it be discounted or pledged as collateral for a loan or as a security for the performance of an obligation or any other purpose. If the rider is attached to a Contract used with a non-qualified contract, the Contractowner may assign some or all rights under the rider if a request has been in our Servicing Office in Good Order. We will not consent if the assignment would violate or result in noncompliance with any applicable New York state or federal law or regulation.  We assume no responsibility for the validity or tax consequences of any assignment.

Guarantee of Principal Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Brief Restrictions / Limitations [Text Block]	• Not available if age 86 or older at the time issuance. • Withdrawals could significantly reduce the benefit. • Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit